Subsequent Events (Additional Information) (Details) - USD ($) $ / shares in Units, $ in Thousands					2 Months Ended	9 Months Ended		12 Months Ended
	Oct. 05, 2025	Apr. 10, 2025	Mar. 07, 2025	Jan. 31, 2025	Apr. 15, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Nov. 07, 2025	Aug. 08, 2025	Mar. 25, 2025
Subsequent Event [Line Items]
Common stock, shares, issued (in shares)						148,138,000		13,241,000	12,410,000
Proceeds from Issuance of Preferred Stock and Preference Stock						$ 235,506	$ 22,186	$ 189,041	$ 149,833
Preferred stock, par or stated value per share								$ 16.064
Revolving Credit Facility
Subsequent Event [Line Items]
Maximum borrowing capacity											$ 125,000
Subsequent Event | Series D1 Preferred Stock [Member] | Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Shares Issued		600,000		400,000	10,000,000
Proceeds from Issuance of Preferred Stock and Preference Stock		$ 10,000	$ 250,000	$ 7,100	$ 168,900
Preferred stock, shares authorized (in shares)												26,600,000
Subsequent Event | Series D1 Preferred Stock [Member] | AE Industrial [Member] | Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Shares Issued				300,000
Proceeds from Issuance of Preferred Stock and Preference Stock				$ 5,000
Subsequent Event | Series D3 Preferred Stock [Member] | Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, shares authorized (in shares)												5,500,000
Preferred stock, par or stated value per share												$ 18.1504
Subsequent Event | Revolving Credit Facility
Subsequent Event [Line Items]
Maximum borrowing capacity										$ 135,000
Revolving credit facility, aggregate principal amounts										$ 260,000
Subsequent Event | Firefly
Subsequent Event [Line Items]
Business aquisition, aggregate purchase price upon closing	$ 855,600
Common stock, shares, issued (in shares)	11,111,116
Aggregate Purchased price	$ 300,000